UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: July 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

  The Annual Report to Stockholders is filed herewith.

Schedule of investments

July 31, 2016

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 28.4%
Consumer Discretionary — 0.9%
Automobiles — 0.9%
Nissan Motor Acceptance Corp., Senior Notes	1.231%	3/3/17	$500,000	$500,310	(a)(b)
Energy — 3.0%
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp., Senior Notes	0.796%	11/15/17	300,000	299,766	(a)
Exxon Mobil Corp., Senior Notes	1.453%	3/1/19	875,000	884,454	(a)
Shell International Finance BV, Senior Notes	1.210%	11/10/18	335,000	336,287	(a)
Shell International Finance BV, Senior Notes	1.080%	5/11/20	248,000	245,040	(a)
Total Energy				1,765,547
Financials — 22.6%
Banks — 16.6%
Bank of America N.A., Senior Bonds	1.052%	5/8/17	300,000	300,298	(a)
Bank of Montreal	1.153%	9/1/17	350,000	349,825	(a)
Bank of Montreal, Senior Notes	1.265%	4/9/18	350,000	350,602	(a)
Bank of Nova Scotia, Senior Notes	1.076%	12/13/16	500,000	500,694	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	0.971%	9/8/17	300,000	298,955	(a)(b)
BB&T Corp., Senior Notes	1.450%	1/12/18	275,000	276,120
BNP Paribas SA, Senior Notes	1.246%	12/12/16	300,000	300,470	(a)
BPCE SA, Senior Bonds	1.286%	6/17/17	300,000	300,341	(a)
BPCE SA, Senior Bonds	1.252%	6/23/17	250,000	250,001	(a)
BPCE SA, Senior Notes	1.625%	2/10/17	700,000	701,635
Commonwealth Bank of Australia, Senior Notes	0.931%	9/8/17	300,000	299,961	(a)(b)
Credit Agricole SA, Senior Notes	1.201%	6/12/17	300,000	299,918	(a)(b)
DNB Bank ASA, Senior Notes	3.200%	4/3/17	350,000	354,642	(b)
HSBC Bank PLC, Senior Notes	1.266%	5/15/18	300,000	298,566	(a)(b)
ING Bank NV, Senior Notes	1.336%	10/1/19	300,000	298,043	(a)(b)
JPMorgan Chase & Co., Senior Notes	1.615%	1/25/18	300,000	302,153	(a)
Lloyds Bank PLC, Senior Notes	1.175%	3/16/18	255,000	252,968	(a)
Manufacturers & Traders Trust Co., Senior Bonds	1.127%	1/30/17	300,000	300,128	(a)
Mizuho Bank Ltd., Senior Notes	1.090%	9/25/17	300,000	299,462	(a)(b)
National Australia Bank Ltd., Senior Notes	1.355%	7/23/18	581,000	583,985	(a)(b)
Nordea Bank AB, Senior Notes	1.013%	4/4/17	500,000	500,208	(a)(b)
Royal Bank of Canada, Senior Notes	0.929%	10/13/17	500,000	498,486	(a)
Standard Chartered PLC, Senior Notes	1.001%	9/8/17	300,000	298,006	(a)(b)
Sumitomo Mitsui Banking Corp., Senior Notes	1.455%	7/23/18	500,000	499,281	(a)
Toronto-Dominion Bank, Senior Notes	1.302%	4/30/18	300,000	300,325	(a)

See Notes to Financial Statements.

28	Short Term Yield Portfolio 2016 Annual Report

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Senior Notes	0.921%	9/8/17	$300,000	$299,751	(a)
Westpac Banking Corp., Senior Notes	1.092%	11/25/16	400,000	400,391	(a)
Total Banks				9,715,215
Capital Markets — 2.8%
Bank of New York Mellon Corp., Senior Notes	2.400%	1/17/17	300,000	301,793
Bank of New York Mellon Corp., Senior Notes	1.034%	5/22/18	260,000	260,027	(a)
Deutsche Bank AG, Senior Notes	1.144%	5/30/17	360,000	358,176	(a)
Macquarie Bank Ltd., Senior Notes	2.000%	8/15/16	500,000	500,233	(b)
Macquarie Bank Ltd., Senior Notes	1.364%	10/27/17	229,000	228,741	(a)(b)
Total Capital Markets				1,648,970
Consumer Finance — 1.3%
American Express Credit Corp., Senior Notes	0.947%	9/22/17	300,000	299,737	(a)
Caterpillar Financial Services Corp., Senior Notes	0.821%	3/3/17	331,000	331,188	(a)
Toyota Motor Credit Corp., Senior Notes	0.987%	1/12/18	105,000	105,110	(a)
Total Consumer Finance				736,035
Diversified Financial Services — 0.9%
General Electric Capital Corp., Senior Bonds	5.400%	2/15/17	500,000	512,206
Insurance — 1.0%
Berkshire Hathaway Finance Corp., Senior Notes	1.343%	3/15/19	581,000	585,421	(a)
Total Financials				13,197,847
Health Care — 0.3%
Pharmaceuticals — 0.3%
Bayer U.S. Finance LLC, Senior Notes	0.936%	10/6/17	$200,000	199,417	(a)(b)
Information Technology — 1.6%
IT Services — 0.8%
International Business Machines Corp., Senior Notes	1.076%	8/18/17	475,000	477,006	(a)
Technology Hardware, Storage & Peripherals — 0.8%
Apple Inc., Senior Notes	1.474%	2/22/19	442,000	448,512	(a)
Total Information Technology				925,518
Total Corporate Bonds & Notes (Cost — $16,575,247)				16,588,639
Asset-Backed Securities — 8.1%
Ally Master Owner Trust, 2014-5 A1	0.971%	10/15/19	310,000	309,298	(a)
American Express Credit Account Master Trust, 2012-4 A	0.721%	5/15/20	150,000	150,141	(a)
American Express Credit Account Master Trust, 2013-2 A	0.901%	5/17/21	150,000	150,497	(a)
Bank of America Credit Card Trust, 2014-A1 A	0.861%	6/15/21	245,000	245,168	(a)
Bank of America Credit Card Trust, 2014-A3 A	0.771%	1/15/20	620,000	620,784	(a)
Bank of America Credit Card Trust, 2015-A1 A	0.811%	6/15/20	150,000	150,248	(a)

See Notes to Financial Statements.

Short Term Yield Portfolio 2016 Annual Report	29

Schedule of investments (cont’d)

July 31, 2016

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BMW Floorplan Master Owner Trust, 2015-1A A	0.981%	7/15/20	$350,000	$350,241	(a)(b)
CarMax Auto Owner Trust, 2015-1 A2	0.880%	3/15/18	61,086	61,091
Discover Card Execution Note Trust, 2011-A4 A4	0.831%	5/15/19	310,000	310,168	(a)
Educational Funding of the South Inc., 2011-1 A2	1.365%	4/25/35	126,066	123,967	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2	1.051%	1/15/22	150,000	149,590	(a)
GMF Floorplan Owner Revolving Trust, 2015-1 A2	0.981%	5/15/20	400,000	398,609	(a)(b)
Golden Credit Card Trust, 2015-1A A	0.921%	2/15/20	260,000	259,663	(a)(b)
Hertz Fleet Lease Funding LP, 2013-3 A	1.024%	12/10/27	78,320	78,304	(a)(b)
Honda Auto Receivables Owner Trust, 2015-2 A3	1.040%	2/21/19	500,000	500,113
John Deere Owner Trust, 2015-A A2A	0.870%	2/15/18	97,521	97,506
Navient Student Loan Trust, 2014-AA A1	0.961%	5/16/22	26,642	26,638	(a)(b)
Nissan Auto Lease Trust, 2014-B A2B	0.731%	4/17/17	23,793	23,793	(a)
SLM Student Loan Trust, 2010-1 A	0.888%	3/25/25	229,141	221,040	(a)
SLM Student Loan Trust, 2012-5 A2	0.788%	6/25/19	446,083	443,711	(a)
Toyota Auto Receivables Owner Trust, 2015-A A2	0.710%	7/17/17	46,935	46,929
Total Asset-Backed Securities (Cost — $4,730,526)				4,717,499
Collateralized Mortgage Obligations — 3.5%
Federal National Mortgage Association (FNMA), 2012-M11 FA	0.939%	8/25/19	121,647	121,200	(a)
Federal National Mortgage Association (FNMA), 2014-M5 FA	0.789%	1/25/17	24,814	24,800	(a)
Federal National Mortgage Association (FNMA), 2014-M6 FA	0.729%	12/25/17	165,672	165,772	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.870%	12/20/60	139,083	137,941	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.970%	12/20/60	248,158	246,926	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.920%	2/20/61	274,032	272,192	(a)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.950%	3/20/61	146,443	145,639	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.970%	3/20/61	72,916	72,563	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.940%	8/20/61	71,559	71,125	(a)
Government National Mortgage Association (GNMA), 2012-H08 FA	1.070%	1/20/62	272,102	271,790	(a)
Government National Mortgage Association (GNMA), 2015-H26 FK	0.970%	5/20/61	533,537	533,330	(a)
Total Collateralized Mortgage Obligations (Cost — $2,069,441)				2,063,278
Total Investments before Short-Term Investments (Cost — $23,375,214)				23,369,416

See Notes to Financial Statements.

30	Short Term Yield Portfolio 2016 Annual Report

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 59.9%
Certificates of Deposit — 25.4%
Bank of Montreal	0.716%	8/12/16	$500,000	$500,000	(a)
Bank of Montreal	0.900%	1/4/17	500,000	499,805
Bank of Nova Scotia	0.910%	12/5/16	250,000	250,126	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.840%	8/10/16	750,000	750,000	(c)
Canadian Imperial Bank of Commerce	0.010%	11/23/16	250,000	250,141
Canadian Imperial Bank of Commerce	1.024%	5/23/17	250,000	250,250	(a)
Canadian Imperial Bank of Commerce	0.956%	6/2/17	500,000	499,500	(a)
Chase Bank USA N.A.	1.055%	5/26/17	1,000,000	1,000,000	(a)
Citibank N.A.	0.900%	12/15/16	500,000	500,108
Mizuho Bank Ltd.	0.800%	10/21/16	500,000	499,944
Nordea Bank Finland PLC	1.121%	4/26/17	500,000	500,114	(a)
Nordea Bank Finland PLC	1.065%	5/26/17	550,000	549,996	(a)
Norinchukin Bank	0.850%	8/8/16	250,000	250,000
Oversea-Chinese Banking Corp. Ltd.	0.490%	8/9/16	500,000	500,004
Royal Bank of Canada	0.850%	9/21/16	250,000	250,000
Skandinaviska Enskilda Banken NY	1.033%	5/5/17	650,000	650,145	(a)
Societe Generale NY	0.880%	10/4/16	500,000	500,249
Societe Generale NY	1.080%	1/12/17	1,000,000	1,000,461
Standard Chartered Bank NY	0.800%	8/4/16	500,000	499,975
Standard Chartered Bank NY	0.900%	8/18/16	300,000	300,028
Sumitomo Mitsui Banking Corp.	0.850%	8/24/16	500,000	500,079
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.730%	8/16/16	400,000	400,030
Svenska Handelsbanken AB	1.097%	4/21/17	500,000	500,105	(a)
Toronto Dominion Bank NY	0.920%	1/9/17	500,000	499,804
UBS AG	0.940%	1/31/17	730,000	729,244
Wells Fargo Bank N.A.	0.840%	8/16/16	500,000	500,000
Wells Fargo Bank N.A.	1.000%	12/12/16	750,000	750,157
Westpac Banking Corp.	0.870%	9/16/16	500,000	500,006
Westpac Banking Corp.	1.060%	6/1/17	500,000	499,882	(a)
Total Certificates of Deposit (Cost — $14,878,391)				14,880,153
Commercial Paper — 33.8%
Abbey National Treasury Services PLC	0.854%	8/25/16	500,000	499,717	(c)
Abbey National Treasury Services PLC	0.914%	9/14/16	250,000	249,722	(c)
ABN AMRO Funding USA LLC	0.975%	12/2/16	770,000	768,265	(c)(d)
Anheuser-Busch InBev Worldwide Inc.	1.313%	10/7/16	500,000	499,530	(c)(d)
Anheuser-Busch InBev Worldwide Inc.	1.317%	4/10/17	800,000	794,362	(c)(d)

See Notes to Financial Statements.

Short Term Yield Portfolio 2016 Annual Report	31

Schedule of investments (cont’d)

July 31, 2016

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Bank of Nova Scotia	0.874%	9/23/16	$300,000	$299,616	(c)(d)
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	8/29/16	250,000	249,903	(c)
BNP Paribas Fortis SA	0.863%	10/13/16	500,000	499,313	(c)
BNZ International Funding Ltd.	0.833%	8/16/16	500,000	499,827	(c)(d)
Coca-Cola Co.	1.040%	1/3/17	750,000	747,969	(c)(d)
Cooperatieve Rebobank U.A.	0.869%	11/2/16	500,000	499,000	(c)
Cooperatieve Rebobank U.A.	0.752%	11/14/16	500,000	498,815	(c)
Credit Suisse NY	1.006%	8/2/16	975,000	974,973	(c)
Credit Suisse NY	1.005%	9/19/16	300,000	299,592	(c)
DnB NOR Bank ASA	0.864%	9/1/16	750,000	749,445	(c)(d)
DnB NOR Bank ASA	1.000%	12/16/16	250,000	249,177	(c)(d)
Electricite de France SA	1.535%	1/9/17	725,000	720,987	(c)(d)
HSBC Bank PLC	1.008%	11/18/16	775,000	773,131	(c)(d)
JPMorgan Securities LLC	1.028%	10/13/16	500,000	499,475	(c)
Landesbank Hessen-Thuringen	0.884%	9/21/16	500,000	499,377	(c)(d)
Landesbank Hessen-Thuringen	0.903%	10/26/16	500,000	499,132	(c)(d)
Landesbank Hessen-Thuringen	0.955%	12/1/16	1,000,000	997,361	(c)(d)
Natixis NY	0.650%	9/1/16	250,000	249,860	(c)
Ontario Teachers’ Finance Trust	1.007%	10/20/16	750,000	748,765	(c)(d)
Ontario Teachers’ Finance Trust	1.007%	12/2/16	500,000	498,523	(c)(d)
Ontario Teachers’ Finance Trust	0.995%	12/5/16	500,000	498,475	(c)(d)
Reckitt Benckiser Treasury	0.874%	12/1/16	500,000	498,885	(c)(d)
Reckitt Benckiser Treasury	1.143%	5/2/17	750,000	744,027	(c)(d)
Skandinaviska Enskilda Banken AB	1.007%	10/24/16	750,000	748,773	(c)(d)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.884%	9/16/16	500,000	499,438	(c)(d)
Svenska Handelsbanken AB	0.601%	9/1/16	330,000	329,830	(c)(d)
Toronto Dominion Holdings USA	0.956%	9/20/16	500,000	499,340	(c)(d)
Toronto Dominion Holdings USA	0.904%	1/5/17	500,000	497,800	(c)(d)
Toyota Motor Credit Corp.	0.916%	11/21/16	500,000	498,714	(c)
UBS Finance Delaware LLC	0.905%	9/6/16	750,000	749,325	(c)
Westpac Banking Corp.	1.051%	3/3/17	300,000	300,077	(a)(d)
Total Commercial Paper (Cost — $19,720,898)				19,730,521
Time Deposits — 0.7%
Credit Agricole Grand Cayman (Cost — $398,000)	0.320%	8/1/16	398,000	398,000
Total Short-Term Investments (Cost — $34,997,289)				35,008,674
Total Investments — 99.9% (Cost — $58,372,503#)				58,378,090
Other Assets in Excess of Liabilities — 0.1%				34,421
Total Net Assets — 100.0%				$58,412,511

See Notes to Financial Statements.

32	Short Term Yield Portfolio 2016 Annual Report

Short Term Yield Portfolio

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

(d)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Short Term Yield Portfolio 2016 Annual Report	33

Statement of assets and liabilities

July 31, 2016

Assets:
Investments, at value (Cost — $58,372,503)	$58,378,090
Cash	403,268
Interest receivable	87,250
Prepaid expenses	297
Total Assets	58,868,905

Liabilities:
Payable for securities purchased	400,944
Trustees’ fees payable	95
Accrued expenses	55,355
Total Liabilities	456,394
Total Net Assets	$58,412,511

Represented by:
Paid-in capital	$58,412,511

See Notes to Financial Statements.

34	Short Term Yield Portfolio 2016 Annual Report

Statement of operations

For the Year Ended July 31, 2016

Investment Income:
Interest	$448,284

Expenses:
Investment management fee (Note 2)	58,188
Audit and tax fees	39,370
Fund accounting fees	23,574
Legal fees	16,567
Custody fees	2,823
Trustees’ fees	1,098
Commitment fees (Note 5)	475
Miscellaneous expenses	9,255
Total Expenses	151,350
Less: Fee waivers and/or expense reimbursements (Note 2)	(58,188)
Net Expenses	93,162
Net Investment Income	355,122

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(6,717)
Change in Net Unrealized Appreciation (Depreciation) From Investments	40,853
Net Gain on Investments	34,136
Increase in Net Assets From Operations	$389,258

See Notes to Financial Statements.

Short Term Yield Portfolio 2016 Annual Report	35

Statements of changes in net assets

For the Years Ended July 31,	2016	2015†

Operations:
Net investment income	$355,122	$84,888
Net realized loss	(6,717)	(2,028)
Change in net unrealized appreciation (depreciation)	40,853	(35,266)
Increase in Net Assets From Operations	389,258	47,594

Capital Transactions:
Proceeds from contributions	36,549	58,254,818
Value of withdrawals	(88,960)	(226,748)
Increase (Decrease) in Net Assets From Capital Transaction	(52,411)	58,028,070
Increase in Net Assets	336,847	58,075,664

Net Assets:
Beginning of year	58,075,664	—
End of year	$58,412,511	$58,075,664

†	For the period August 26, 2014 (inception date) to July 31, 2015.

See Notes to Financial Statements.

36	Short Term Yield Portfolio 2016 Annual Report

Financial highlights

For the years ended July 31, unless otherwise noted:
	2016	2015[1]

Net assets, end of year (millions)	$58	$58
Total return[2]	0.71%	0.12%

Ratios to average net assets:
Gross expenses	0.26%	0.41%[3]
Net expenses[4]	0.16	0.20 [3]
Net investment income	0.61	0.23 [3]

Portfolio turnover rate	36%	15%

[1]	For the period August 26, 2014 (inception date) to July 31, 2015.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods less than one year are not annualized.

[3]	Annualized.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Short Term Yield Portfolio 2016 Annual Report	37

Notes to financial statements

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At July 31, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

38	Short Term Yield Portfolio 2016 Annual Report

evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among the market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Short Term Yield Portfolio 2016 Annual Report	39

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$12,848,022	$349,825	$13,197,847
Other corporate bonds & notes	—	3,390,792	—	3,390,792
Asset-backed securities	—	4,717,499	—	4,717,499
Collateralized mortgage obligations	—	2,063,278	—	2,063,278
Total long-term investments	—	$23,019,591	$349,825	$23,369,416
Short-term investments†:
Certificates of deposit	—	$14,130,403	$749,750	$14,880,153
Commercial paper	—	19,730,521	—	19,730,521
Time deposits	—	398,000	—	398,000
Total short-term investments	—	$34,258,924	$749,750	$35,008,674
Total investments	—	$57,278,515	$1,099,575	$58,378,090

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes	Short Term Investments
Investments in Securities	Financials	Certificates of Deposit	Total
Balance as of July 31, 2015	—	—	—
Accrued premiums/discounts	$57	$45	$102
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[1]	39	387	426
Purchases	349,729	249,818	599,547
Sales	—	—	—
Transfers into Level 3[2]	—	499,500	499,500
Transfers out of Level 3	—	—	—
Balance as of July 31, 2016	$349,825	$749,750	$1,099,575
Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2016[1]	$39	$387	$426

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

40	Short Term Yield Portfolio 2016 Annual Report

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(b) Method of allocation. Net investment income and net realized and unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among investors in the Portfolio.

(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Concentration risk. Under normal circumstances, the Portfolio will invest at least 25% of its assets in securities issued by companies in the financial services industry. The Portfolio is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services industry than a fund that does not concentrate its investments in the financial services industry.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(h) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share

Short Term Yield Portfolio 2016 Annual Report	41

Notes to financial statements (cont’d)

of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

Expense amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended July 31, 2016, fees waived and/or expenses reimbursed amounted to $58,188.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive placement agent.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

42	Short Term Yield Portfolio 2016 Annual Report

3. Investments

During the year ended July 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$5,681,168	$3,500,875
Sales	5,998,886	3,502,637

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,091
Gross unrealized depreciation	(43,504)
Net unrealized appreciation	$5,587

4. Derivative instruments and hedging activities

During the year ended July 31, 2016, the Portfolio did not invest in derivative instruments.

5. Redemption facility

Effective November 24, 2015, the Portfolio and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the period ended July 31, 2016, the Portfolio incurred a commitment fee in the amount of $475. The Portfolio did not utilize the Redemption Facility during the period ended July 31, 2016.

Short Term Yield Portfolio 2016 Annual Report	43

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Short Term Yield Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of July 31, 2016, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from August 26, 2014 (inception date) to July 31, 2015. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Short Term Yield Portfolio as of July 31, 2016, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from August 26, 2014 (inception date) to July 31, 2015, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 21, 2016

44	Short Term Yield Portfolio 2016 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Short Term Yield Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv‡
Year of birth	1943
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	Since 1989 (Chairman of the Board since 2016)
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

34	Short Term Yield Portfolio

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Short Term Yield Portfolio	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

36	Short Term Yield Portfolio

Interested Trustee and Officer:
Jane Trust, CFA
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 163 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); formerly, Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	156
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Short Term Yield Portfolio	37

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); formerly, Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to 2011)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

38	Short Term Yield Portfolio

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steven Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (2002 to 2015); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

‡	Effective February 10, 2016, Mr. Berv became Chairman.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

Short Term Yield Portfolio	39

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2015 and July 31, 2016 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $42,400 in 2015 and $58,800 in 2016.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2015 and $0 in 2016.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $5,450 in 2015 and $9,180 in 2016. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2015 and 2016; Tax Fees were 100% and 100% for 2015 and 2016; and Other Fees were 100% and 100% for 2015 and 2016.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2016.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trustor to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 23, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 23, 2016